Leases - Remaining Minimum Lease Payments To Be Received (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Years ending Dec. 31,
2020	$ 40,000
2021	40,000
2022	40,000
2023	40,000
2024	40,000
Thereafter	16,667
Total payments	$ 216,667